Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%	100.00%
Actual allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	47.00%	47.00%
Actual allocation	49.00%	50.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	38.00%	38.00%
Actual allocation	36.00%	36.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%	15.00%
Actual allocation	15.00%	14.00%